Subsequent Events (Details) R / shares in Units, R in Millions, $ in Millions													12 Months Ended
	Oct. 16, 2023 R / shares	Sep. 08, 2023 ZAR (R)	Sep. 08, 2023 USD ($)	Sep. 06, 2023 ZAR (R)	Sep. 06, 2023 USD ($)	Aug. 29, 2023 R / shares	Jul. 03, 2023 ZAR (R)	Jul. 03, 2023 USD ($)	Oct. 17, 2022 R / shares	Aug. 29, 2022 R / shares	Feb. 25, 2022 R / shares	Oct. 18, 2021 R / shares	Jun. 30, 2023 ZAR (R) R / shares	Jun. 30, 2022 ZAR (R) R / shares	Jun. 30, 2021 R / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners per share | R / shares						R 0.75				R 0.22					R 0.27
Dividends per share, ordinary shares | R / shares	R 0.75								R 0.22		R 0.40	R 0.27	R 0.22	R 0.67	R 1.10
US$400 million facility - Sustainability Linked
Disclosure of non-adjusting events after reporting period [line items]
Repayments of non-current borrowings		R 994	$ 54	R 600	$ 32		R 450	$ 24					R 1,345	R 0
US$400 million facility - Sustainability Linked | Repayment of interest portion
Disclosure of non-adjusting events after reporting period [line items]
Repayments of non-current borrowings | $			4		2			4
US$400 million facility - Sustainability Linked | Revolving credit facility
Disclosure of non-adjusting events after reporting period [line items]
Repayments of non-current borrowings | $			$ 50		$ 30			$ 20